CURRENT AND NON-CURRENT EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS

NOTE 12 — CURRENT AND NON-CURRENT EMPLOYEE BENEFITS

Employee benefits are detailed as follows:

Description	12.31.2017	12.31.2016
	ThCh$	ThCh$
Accrued vacations	20,769,275	19,828,622
Employee remuneration payable	15,186,368	15,824,809
Indemnities for years of service	8,286,355	8,157,745

Total	44,241,998	43,811,176

	ThCh$	ThCh$
Current	35,955,643	35,653,431
Non-current	8,286,355	8,157,745

Total	44,241,998	43,811,176

12.1Indemnities for years of service

The movements of post-employment benefits that are determined as stated in Note 2 are detailed as follows:

Movements	12.31.2017	12.31.2016
	ThCh$	ThCh$
Opening balance	8,157,745	8,230,030
Service costs	1,727,905	2,059,799
Interest costs	300,755	182,328
Net actuarial losses	(530,059)	536,105
Benefits paid	(1,369,991)	(2,850,517)

Total	8,286,355	8,157,745

12.1.1Assumptions

The actuarial assumptions used are detailed as follows:

Assumptions	12.31.2017	12.31.2016

Discount rate	2.7%	2.7%
Expected salary increase rate	2.0%	2.0%
Turnover rate	5.4%	5.4%
Mortality rate (1)	RV-2009	RV-2009
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years

(1)	Mortality assumption tables prescribed for use by the Chilean Financial Market Commission (CMF).

12.2Personnel expenses

Personnel expenses included in the consolidated statement of income are as follows:

Description	12.31.2017	12.31.2016	12.30.2015
	ThCh$	ThCh$	ThCh$
Wages and salaries	215,715,214	218,944,639	230,854,998
Employee benefits	50,127,117	50,174,153	48,977,105
Severance and post-employment benefits	7,410,936	8,252,502	6,217,204
Other personnel expenses	14,205,259	10,921,843	10,561,935

Total	287,458,526	288,293,137	296,611,242

12.3Number of Employees (unaudited)

Description	12.31.2017	12.31.2016	12.31.2015
Number of employees	15,924	16,296	16,525
Number of average employees	15,784	16,009	15,504